CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE

Convertible notes payable as of March 31, 2021 and September 30, 2020 consisted of the following:

Convertible Promissory Notes with Clayton A. Struve

The Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. The Company recorded accrued interest of $75,301 and $71,562 as of March 31, 2021 and September 30, 2020, respectively. On December 23, 2020, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to March 31, 2021. On April 29, 2021, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to September 30, 2021.

Mr. Struve also invested $1,000,000 in the May 2019 Convertible Debt Offering.

Convertible Redeemable Promissory Notes with Ronald P. Erickson and J3E2A2Z

On March 16, 2018, the Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants were valued at $110,545. Because the note is immediately convertible, the warrants and beneficial conversion were expensed as interest. The Company recorded accrued interest of $180,627 and $145,202 as of March 31, 2021 and September 30, 2020, respectively. On December 8, 2020, the Company signed Amendment 4 to the convertible promissory or OID notes, extending the due dates to March 31, 2021. On April 29, 2021, the Company signed Amendment 5 to the convertible promissory or OID notes, extending the due dates to September 30, 2021.

Convertible Debt Offering

Beginning in 2019, the Company entered into series of debt offerings with similar and consistent terms. The Company issued Subordinated Convertible Notes and Warrants in a private placement to accredited investors, pursuant to a series of substantially identical Securities Purchase Agreements, Common Stock Warrants, and related documents. The notes are convertible into one share of common stock for each dollar invested in a Convertible Note Payable and automatically convert to common stock after one year.  The convertible notes contain terms and conditions which are deemed to be a Beneficial Conversion Feature (BCF).  Warrants are issued to purchase common stock with exercise prices of $1.20 and $2.40 per share and the number of warrants are equal to 50% of the convertible note balance.  The Company compensates the placement agent with a cash fee and warrants.  Through December 31, 2020, the Company has raised approximately $24 million through this offerings, of which $14,209,000 and $715,000 were raised in the six months ended March 31, 2021 and 2020.

The Convertible Notes issued during the six months ended March 31, 2021 are initially convertible into 7,104,500 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 3,552,250 shares of Common Stock.

The fair value of the Warrants issued to debt holders during the six months ended March 31, 2021 was $4,439,317 on the date of issuance and will be amortized over the one-year term of the Convertible Notes.

In connection with the debt offering during the six months ended March 31, 2021, the placement agent for the Convertible Notes and the Warrants received a cash fee of $727,117 and warrants to purchase 492,090 shares of the Company’s common stock, all based on 2-8% of gross proceeds to the Company. The warrants issued for these services had a fair value of $1,667,281 at the date of issuance. The fair value of the warrants was recorded as debt discount (with an offset to APIC) and will be amortized over the one-year term of the Convertible Notes. The $727,117 cash fee was recorded as issuance costs and will be amortized over the one-year term of the related Convertible Notes.

During the six months ended March 31, 2021, the Company recorded a debt discount of $9,769,683 associated with a beneficial conversion feature on the debt, which is being accreted using the effective interest method over the one-year term of the Convertible Notes.

During the six months ended March 31, 2021, the Company issued 772,200 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2020. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on October 17, 2020.

During the three and six months ended March 31, 2021, amortization related to the debt offerings of $4,198,105 and $1,596,980 of the beneficial conversion feature, warrants issued to debt holders and placement agent was recognized as interest expense in the consolidated statements of operations.

Convertible notes payable as of March 31, 2021 and September 30, 2020 are summarized below:

	March 31, 2021	September 30, 2020
Convertible note- Clayton A. Struve	$1,071,000	$1,071,000
Convertible note- Ronald P. Erickson and affiliates	1,184,066	1,184,066
2019 Convertible notes	4,242,490	4,242,490
2020 Convertible notes	5,639,500	5,639,500
Q2 2021 Convertible notes	14,209,000	-
Boustead fee refund (originally booked as contra debt)	50,000	50,000
Less conversions of 2019 and 2020 notes	(4,957,490)	(4,242,490)
Less debt discount - BCF	(9,601,827)	(2,127,894)
Less debt discount - warrants	(4,372,869)	(1,025,512)
Less debt discount - warrants issued for services	(2,406,360)	(823,582)
	$5,057,510	$3,967,578

Note Payable

On April 30, 2020, the Company received $226,170 under the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). As of March 31, 2021 and September 30, 2020, the Company recorded interest expense of $2,088 and $960, respectively. The Company is utilizing the funds in accordance with the legal requirements and expects this loan to be forgiven. Until the loan is legally forgiven, the loan balance will outstanding. The Company expects to start the application for the loan forgiveness during the three months ended June 30, 2021.

On February 1, 2021, the Company received $205,633 under the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). As of March 31, 2021, the Company recorded interest expense of $237. The Company is utilizing the funds in accordance with the legal requirements and expects this loan to be forgiven. Until the loan is legally forgiven, the loan balance will outstanding. The Company expects to start the application for the loan forgiveness during the three months ended June 30, 2021.

The Company recorded $431,803 as a long term liability as of March 31, 2021.

Convertible notes payable as of September 30, 2020 and 2019 consisted of the following:

Convertible Promissory Notes with Clayton A. Struve

The Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. The Company recorded accrued interest of $71,562 and $62,171 as of September 30, 2020 and 2019, respectively. On May 8, 2019, the Company signed Amendment 2 to the convertible promissory or OID notes, extending the due dates to September 30, 2019. On November 26, 2019, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to June 30, 2020. Mr. Struve also invested $1,000,000 in the May 2019 Debt Offering. On May 11, 2020, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to September 30, 2020. On December 23, 2020, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to March 31, 2021.

Convertible Redeemable Promissory Notes with Ronald P. Erickson and J3E2A2Z

On March 16, 2018, the Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants were valued at $110,545. Because the note is immediately convertible, the warrants and beneficial conversion were expensed as interest. The Company recorded accrued interest of $73,964 as of September 30, 2019. On May 8, 2019, the Company signed Amendment 1 to the convertible redeemable promissory notes, extending the due dates to September 30, 2019 and increasing the interest rate to 6%. On November 26, 2019, the Company signed Amendment 2 to the convertible promissory or OID notes, extending the due dates to March 31, 2020. On May 11, 2020, the Company signed Amendment 3 to the convertible promissory or OID notes, extending the due dates to September 30, 2020. On December 8, 2020, the Company signed Amendment 4 to the convertible promissory or OID notes, extending the due dates to March 31, 2021.

Convertible Debt Offering which Closed May 28, 2019

On May 28, 2019, the Company closed additional rounds of a debt offering and received gross proceeds of $4,242,515 in exchange for issuing Subordinated Convertible Notes (the “Convertible Notes”) and Warrants (the “Warrants”) in a private placement to 54 accredited investors, pursuant to a series of substantially identical Securities Purchase Agreements, Common Stock Warrants, and related documents. The Convertible Notes will be automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on February 15, 2020.

The Convertible Notes had an original principal amount of $4,242,515 and bear annual interest of 8%. Both the principal amount and the interest are payable on a payment-in-kind basis in shares of Common Stock of the Company (the “Common Stock”).

The Warrants were granted on a 1:0.5 basis (one-half Warrant for each full share of Common Stock into which the Convertible Notes are convertible). The Warrants have a five-year term and an exercise price equal to 120% of the per share conversion price of the Qualified Financing or other mandatory conversion.

The Convertible Notes are initially convertible into 4,242,515 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 2,121,258 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments.

In connection with the debt offering, the placement agent for the Convertible Notes and the Warrants received a cash fee of $361,401 and warrants to purchase 542,102 shares of the Company’s common stock, all based on 8-10% of gross proceeds to the Company. The placement agent has also received a $25,000 advisory fee. The warrants issued for these services had a fair value of $1,072,095 at the date of issuance. The fair value of the warrants was recorded as debt discount (with an offset to APIC) and will be amortized over the one-year term of the Convertible Notes. The $361,401 cash fee was recorded as issuance costs and will be amortized over the one-year term of the related Convertible Notes.

As part of the Purchase Agreement, the Company entered into a Registration Rights Agreement, which grants the investors “demand” and “piggyback” registration rights to register the shares of Common Stock issuable upon the conversion of the Convertible Notes and the exercise of the Warrants with the Securities and Exchange Commission for resale or other disposition. In addition, the Convertible Notes are subordinated to certain senior debt of the Company pursuant to a Subordination Agreement executed by the investors.

The Convertible Notes and Warrants were issued in transactions that were not registered under the Securities Act of 1933, as amended (the “Act”) in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

In accordance to ASC 470-20-30, Debt with Conversion and Other Options, the guidance therein applies to both convertible debt and other similar instruments, including convertible preferred shares. The guidance states that “the allocation of proceeds shall be based on the relative fair values of the two instruments at time of issuance. When warrants are issued in conjunction with a debt instrument as consideration in purchase transactions, the amounts attributable to each class of instrument issued shall be determined separately, based on values at the time of issuance. The debt discount or premium shall be determined by comparing the value attributed to the debt instrument with the face amount thereof.

In conjunction with the issuance of Convertible Notes and the Warrants, the Company recorded a debt discount of $2,857,960 associated with a beneficial conversion feature on the debt, which is being accreted using the effective interest method over the one-year term of the Convertible Notes. Intrinsic value of the beneficial conversion feature was calculated at the commitment date as the difference between the conversion price and the fair value of the common stock into which the security is convertible, multiplied by the number of shares into which the security is convertible. In accordance to ASC 470-20-30, if the intrinsic value of the beneficial conversion feature is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the beneficial conversion feature shall be limited to the amount of the proceeds allocated to the convertible instrument.

The Warrants were indexed to our own stock and no down round provision was identified. The Warrants were not subject to ASC 718. Therefore, the Company concluded that based upon the conversion features, the Warrants should not be accounted for as derivative liabilities. The fair value of the Warrants was $1,384,530 and was recorded as Debt Discount (with an offset to APIC) on the date of issuance and amortized over the one-year term of the notes.

During the year ended September 30, 2020, the Company issued 4,581,917 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2019. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on February 15, 2020.

Convertible Debt Offering during the year ended September 30, 2020

During the year ended September 30, 2020, the Company closed additional rounds of a debt offering and received gross proceeds of $5,639,500 in exchange for issuing Subordinated Convertible Notes and Warrants in a private placement to accredited investors, pursuant to a series of substantially identical Securities Purchase Agreements, Common Stock Warrants, and related documents.

The Convertible Notes are initially convertible into 5,639,500 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 2,819,750 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments.

The fair value of the Warrants issued to debt holders was $1,824,998 on the date of issuance and will be amortized over the one-year term of the Convertible Notes.

In connection with the debt offering, the placement agent for the Convertible Notes and the Warrants received a cash fee of $529,965 and warrants to purchase 615,675 shares of the Company’s common stock, all based on 6.3-8%% of gross proceeds to the Company. The warrants issued for these services had a fair value of $1,016,797 at the date of issuance. The fair value of the warrants was recorded as debt discount (with an offset to APIC) and will be amortized over the one-year term of the Convertible Notes. The $529,965 cash fee was recorded as issuance costs and will be amortized over the one-year term of the related Convertible Notes.

The Company recorded a debt discount of $3,766,074 associated with a beneficial conversion feature on the debt, which is being accreted using the effective interest method over the one-year term of the Convertible Notes.

During the year ended September 30, 2020, amortization related to the 2019 and 2020 debt offerings of $5,662,690 of the beneficial conversion feature, warrants issued to debt holders and placement agent was recognized as interest expense in the consolidated statements of operations.

Convertible notes payable as of September 30, 2020 and 2019 are summarized below:

	September 30, 2020	September 30, 2019
Convertible note- Clayton A. Struve	$1,071,000	$1,071,000
Convertible note- Ronald P. Erickson and affiliates	1,184,066	1,184,066
2019 Convertible notes	4,242,490	4,242,515
Q1 2020 Convertible notes	520,000	-
Q2 2020 Convertible notes	195,000	-
Q3 2020 Convertible notes	4,924,500	-
Bousted fee refund (originally booked as contra debt)	50,000	-
Less conversions of 2019 notes	(4,242,490)	-
Less debt discount - BCF	(2,127,894)	(1,273,692)
Less debt discount - warrants	(1,025,512)	(616,719)
Less debt discount - warrants issued for services	(823,582)	(652,919)
	$3,967,578	$3,954,251

Note Payable

On April 30, 2020, the Company received $226,170 under the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). During the year ended September 30, 2020, the Company recorded interest expense of $960. The Company is utilizing the funds in accordance with the legal requirements and expects this loan to be forgiven. Until the loan is legally forgiven, the loan balance will outstanding. The Company expects to start the application for the loan forgiveness during the three months ended December 31, 2020.